DERIVATIVE LIABILITY (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
DERIVATIVE LIABILITY	11. DERIVATIVE LIABILITY

Warrants

The conversion features of both the convertible notes payable and warrants meet the definition of a derivative liability due to the contract obligations.  Derivative instruments are measured at fair value at each reporting period with gains and losses recognized in current earnings.  The Company calculated the fair value of these instruments using the Black-Scholes pricing model. The significant assumptions used in the calculation of the instruments fair value are detailed in the table below.

On April 28, 2011, the convertible notes were either paid in full or converted; therefore, the liability associated with the derivative component of the warrant was eliminated at June 30, 2011. The result was a reclassification of the derivative liability to additional paid in capital in the amount of $1,869,906.

The following table represents the Company’s derivative liability activity for both the embedded conversion features and the warrants for the six months ended June 30, 2011:

Issuance of derivative financial instrument	$1,901,813
Reclassification to equity upon conversion of debt	1,869,906
Change in derivative liability	31,907
Total	$-

The following assumptions were used to determine the fair value of the warrants as of June 30, 2011:

Volatility	57.73%
Expected dividend	-
Expected term	6 months to 3 years
Risk free rate	0. 77%
Weighted average strike price	$2.01

As described in Note 9, during the year 2010 and the six months ended June 30, 2011, the Company issued financial instruments in the form of warrants and convertible notes payable with conversion features; granted warrants to purchase 182,125 shares of common stock to service providers; and granted a warrant in connection with entering into an agreement with Brightpoint, Inc. (see Note 15).  One of the terms of the agreement with Brightpoint, Inc. provides that the Company grant a warrant to Brightpoint, Inc. equal to 19.9% of the common stock of the Company on a fully-diluted basis following the closing of a “Future Financing.”  A Future Financing is defined in the agreement as the Company selling shares of its common stock with gross proceeds of at least $5 million.